3. CAPITAL LEASE OBLIGATION (Sept. 2017 Note)	3 Months Ended
Sep. 30, 2017
Debt Disclosure [Abstract]
CAPITAL LEASE OBLIGATION

The Company entered into a five-year capital lease obligation in January 2016 for the acquisition of manufacturing equipment totaling $51,252. At September 30, 2017, future minimum lease payments under the capital lease obligation are as follows:

Fiscal Year Ending June 30:	Amount
2018	$7,688
2019	10,250
2020	10,250
2021	5,126
Total minimum payments	33,314
Less: amount representing interest	3,405
Present value of minimum lease payments	29,909
Less: current portion	8,531
$21,378